SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Right-of-use assets	$ 5,246	$ 0
Current lease liabilities	1,119	0
Non-current lease liabilities	$ 4,709	$ 0